Condensed consolidated balance sheet - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 4,839,868	$ 5,119,887
Trade and other receivables	779,360	968,926
Inventories	595,698	544,341
Other current assets	248,792	49,290
Total current assets	6,463,718	6,682,444
Non-current assets
Property, plant and equipment	92,518	17,140
Inventories	1,815,460	1,862,063
Total non-current assets	1,907,978	1,879,203
Total assets	8,371,696	8,561,647
Current liabilities
Trade and other payables	1,198,874	1,091,919
Borrowings	98,120
Employee benefit obligations	123,843	103,612
Other current liabilities	41,779
Total current liabilities	1,462,616	1,195,531
Non-current liabilities
Employee benefit obligations	20,702	14,980
Other non-current liabilities	38,369
Total non-current liabilities	59,071	14,980
Total liabilities	1,521,687	1,210,511
Net assets	6,850,009	7,351,136
EQUITY
Issued capital	62,132,784	60,511,326
Other reserves	982,556	3,700,333
Accumulated losses	(56,265,331)	(56,860,523)
Total equity	$ 6,850,009	$ 7,351,136